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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment |_|; Amendment Number: ____

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th floor
         Boston, MA 02109

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward                    Boston, MA    2/14/11
---------------------------------   -------------   --------
[Signature]                         [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER    NAME

28-_________________   _____________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         93

Form 13F Information Table Value Total:     567,814
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

___   28-_________________   _____________________

[Repeat as necessary.]

                                  FORM 13F

                                                                 (SEC USE ONLY)

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
Page 1 of 1


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
Acorda Therapeutics, Inc. Common        00484M106     4,209      154,400  SH       Sole       NA         Sole
Addus HomeCare
 Corporation              Common        006739106     1,276      311,900  SH       Sole       NA         Sole
Adolor Corporation        Common        00724X102     1,673    1,382,744  SH       Sole       NA         Sole
Aetna, Inc.               Common        00817Y108    13,855      454,103  SH       Sole       NA         Sole
Affymax, Inc.             Common        00826A109     2,342      352,127  SH       Sole       NA         Sole
Affymetrix, Inc.          Common        00826T108     3,536      703,000  SH       Sole       NA         Sole
Akorn, Inc.               Common        009728106    13,621    2,244,056  SH       Sole       NA         Sole
Alere, Inc.               Common        01449J105    13,996      382,399  SH       Sole       NA         Sole
Alexion Pharmaceuticals,
 Inc.                     Common        015351109    14,362      178,300  SH       Sole       NA         Sole
Align Technology, Inc.    Common        016255101    12,876      658,932  SH       Sole       NA         Sole
Alkermes, Inc.            Common        01642T108     6,019      490,175  SH       Sole       NA         Sole
Allergan, Inc.            Common        018490102     2,825       41,141  SH       Sole       NA         Sole
Alnylam Pharmaceuticals,
 Inc.                     Common        02043Q107     1,231      124,858  SH       Sole       NA         Sole
Amarin Corporation plc    Common        023111206     4,433      540,000  SH       Sole       NA         Sole
Amgen, Inc.               Common        031162100     6,636      120,871  SH       Sole       NA         Sole
Amylin Pharmaceuticals,
 Inc.                     Common        032346108     3,183      216,400  SH       Sole       NA         Sole
ARIAD Pharmaceuticals,
 Inc.                     Common        04033A100     2,482      486,750  SH       Sole       NA         Sole
Auxilium Pharmaceuticals,
 Inc.                     Common        05334D107     2,413      114,350  SH       Sole       NA         Sole
Baxter International,
 Inc.                     Common        071813109     5,993      118,400  SH       Sole       NA         Sole
BioMarin Pharmaceutical
 Inc.                     Common        09061G101     3,393      126,000  SH       Sole       NA         Sole
Boston Scientific
 Corporation              Common        101137107     1,026      135,500  SH       Sole       NA         Sole
Bruker Corporation        Common        116794108     3,528      212,500  SH       Sole       NA         Sole
Cadence Pharmaceutical,
 Inc.                     Common        12738T100     2,310      306,000  SH       Sole       NA         Sole
Celera Corporation        Common        15100E106     4,360      692,000  SH       Sole       NA         Sole
Celgene Corporation       Common        151020104    28,197      476,790  SH       Sole       NA         Sole
Cephalon, Inc.            Common        156708109     8,302      134,503  SH       Sole       NA         Sole
Charles River
 Laboratories
 International, Inc.      Common        159864107     6,206      174,633  SH       Sole       NA         Sole
The Cooper Companies,
 Inc.                     Common        216648402     1,042       18,488  SH       Sole       NA         Sole
Corcept Therapeutics Inc. Common        218352102     1,158      300,000  SH       Sole       NA         Sole
Cornerstone Therapeutics,
 Inc.                     Common        21924P103     1,009      174,224  SH       Sole       NA         Sole
Covidien plc              Common        G2554F105       943       20,653  SH       Sole       NA         Sole
Cubist Pharmaceuticals,
 Inc.                     Common        229678107     8,456      395,124  SH       Sole       NA         Sole
Curis, Inc.               Common        231269101       778      393,000  SH       Sole       NA         Sole
CVS Caremark Corporation  Common        126650100     7,359      211,650  SH       Sole       NA         Sole
Cynosure, Inc.            Common        232577205     1,122      109,631  SH       Sole       NA         Sole
Danaher Corporation       Common        235851102       992       21,024  SH       Sole       NA         Sole
Dendreon Corporation      Common        24823Q107     4,100      117,400  SH       Sole       NA         Sole
DURECT Corporation        Common        266605104     1,727      500,690  SH       Sole       NA         Sole
Elan Corporation plc      ADR           284131208     8,973    1,566,000  SH       Sole       NA         Sole
Eurand N.V.               Ordinary
                            Shares      N31010106     3,727      315,071  SH       Sole       NA         Sole
Exact Sciences
 Corporation              Common        30063P105     2,610      436,400  SH       Sole       NA         Sole
Express Scripts, Inc.     Common        302182100       942       17,433  SH       Sole       NA         Sole
Forest Laboratories,
 Inc.                     Common        345838106     9,361      292,726  SH       Sole       NA         Sole
Gen-Probe Inc.            Common        36866T103     3,355       57,493  SH       Sole       NA         Sole
Genzyme Corporation       Common        372917104     7,381      103,665  SH       Sole       NA         Sole
Geron Corporation         Common        374163103     2,930      566,761  SH       Sole       NA         Sole
Gilead Sciences, Inc.     Common        375558103    18,810      519,038  SH       Sole       NA         Sole
Hologic, Inc.             Common        436440101    14,063      747,240  SH       Sole       NA         Sole
Human Genome Sciences,
 Inc.                     Common        444903108     5,678      237,676  SH       Sole       NA         Sole
IDEXX Laboratories, Inc.  Common        45168D104    13,024      188,150  SH       Sole       NA         Sole
Illumina, Inc.            Common        452327109    19,644      310,136  SH       Sole       NA         Sole
Impax Laboratories, Inc.  Common        45256B101     3,919      194,894  SH       Sole       NA         Sole
InterMune, Inc.           Common        45884X103     8,321      228,600  SH       Sole       NA         Sole
Ironwood
 Pharmaceuticals, Inc.    Common        46333X108     4,797      463,500  SH       Sole       NA         Sole
Ishares Nasdaq
 Biotechnology Index Fund Common        464287556    17,147      183,552  SH       Sole       NA         Sole
Isis Pharmaceuticals,
 Inc.                     Common        464330109     3,647      360,400  SH       Sole       NA         Sole
Kinetic Concepts, Inc.    Common        49460W208     5,931      141,628  SH       Sole       NA         Sole
Laboratory Corporation of
 America Holdings         Common        50540R409     8,892      101,133  SH       Sole       NA         Sole
Life Technologies
 Corporation              Common        53217V109     8,965      161,540  SH       Sole       NA         Sole
Martek Biosciences
 Corporation              Common        572901106     9,401      300,351  SH       Sole       NA         Sole
Masimo Corporation        Common        574795100     2,392       82,290  SH       Sole       NA         Sole
McKesson Corporation      Common        58155Q103     6,003       85,292  SH       Sole       NA         Sole
Medco Health Solutions,
 Inc.                     Common        58405U102    10,877      177,528  SH       Sole       NA         Sole
Medtronic, Inc.           Common        585055106       959       25,869  SH       Sole       NA         Sole
Momenta Pharmaceuticals,
 Inc.                     Common        60877T100     4,905      327,636  SH       Sole       NA         Sole
Mylan, Inc.               Common        628530107    15,064      712,934  SH       Sole       NA         Sole
Nektar Therapeutics       Common        640268108     1,997      155,425  SH       Sole       NA         Sole
Neurocrine Biosciences,
 Inc.                     Common        64125C109     9,092    1,190,095  SH       Sole       NA         Sole
NPS Pharmaceuticals, Inc. Common        62936P103     3,034      384,090  SH       Sole       NA         Sole
OncoGenex
 Pharmaceuticals, Inc.    Common        68230A106     1,259       75,000  SH       Sole       NA         Sole
Onyx Pharmaceuticals,
 Inc.                     Common        683399109     1,720       46,650  SH       Sole       NA         Sole
Palomar Medical
 Technologies, Inc.       Common        697529303     1,438      101,200  SH       Sole       NA         Sole
PerkinElmer, Inc.         Common        714046109    13,098      507,291  SH       Sole       NA         Sole
Perrigo Company           Common        714290103     8,991      141,969  SH       Sole       NA         Sole
Pharmaceutical Product
 Development, Inc.        Common        717124101    14,505      534,448  SH       Sole       NA         Sole
Pharmasset, Inc.          Common        71715N106     3,107       71,580  SH       Sole       NA         Sole
Quest Diagnostics, Inc.   Common        74834L100     1,943       36,000  SH       Sole       NA         Sole
St. Jude Medical, Inc.    Common        790849103     1,006       23,524  SH       Sole       NA         Sole
Seattle Genetics, Inc.    Common        812578102     3,903      261,100  SH       Sole       NA         Sole
Shire plc                 Sponsored ADR 82481R106     9,996      138,100  SH       Sole       NA         Sole
Somaxon Pharmaceuticals,
 Inc.                     Common        834453102     1,657      526,000  SH       Sole       NA         Sole
Telik, Inc.               Common        87959M109       414      544,904  SH       Sole       NA         Sole
Teva Pharmaceutical
 Industries, Ltd.         ADR           881624209    12,867      246,818  SH       Sole       NA         Sole
Thermo Fisher Scientific,
 Inc.                     Common        883556102     1,965       35,500  SH       Sole       NA         Sole
Thoratec Corporation      Common        885175307     3,455      122,000  SH       Sole       NA         Sole
UnitedHealth Group, Inc.  Common        91324P102       896       24,802  SH       Sole       NA         Sole
United Therapeutics
 Corporation              Common        91307C102       705       11,144  SH       Sole       NA         Sole
Vertex Pharmaceuticals,
 Inc.                     Common        92532F100     9,373      267,560  SH       Sole       NA         Sole
Warner Chilcott plc       Ordinary
                            Shares      G94368100    10,062      446,017  SH       Sole       NA         Sole
Watson Pharmaceuticals,
 Inc.                     Common        942683103     2,195       42,500  SH       Sole       NA         Sole
WellPoint, Inc.           Common        94973V107    15,630      274,891  SH       Sole       NA         Sole
XenoPort, Inc.            Common        98411C100     7,857      922,132  SH       Sole       NA         Sole
Zimmer Holdings, Inc.     Common        98956P102       962       17,925  SH       Sole       NA         Sole

COLUMN TOTALS                                       567,814
